Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Year Ending June 30, 2027	$ 3,097
Year Ending June 30, 2028	2,141
Year Ending June 30, 2029	1,944
Year Ending June 30, 2030	1,477
Year Ending June 30, 2031	1,128
Thereafter	8,822
Net Carrying Amount	$ 18,609	$ 22,604